UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22574

WHITEBOX MUTUAL FUNDS
(Exact name of registrant as specified in charter)

3033 Excelsior Boulevard, Suite 300
Minneapolis, MN 55416
(Address of principal executive offices) (Zip code)

Bruce Nordin, President
Whitebox Mutual Funds
3033 Excelsior Boulevard, Suite 300
Minneapolis, MN 55416
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 253-6001

Copies to:

Matthew L. Thompson, Esq.	Peter Fetzer, Esq.
Faegre & Benson LLP	Foley & Lardner LLP
90 South 7th Street, Suite 2200	777 East Wisconsin Avenue
Minneapolis, MN 55402	Milwaukee, WI 53202

Date of fiscal year end: October 31

Date of reporting period: May 1, 2015 – July 31, 2015

Item 1 – Schedule of Investments.

WHITEBOX TACTICAL OPPORTUNITIES
SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (45.92%)
Basic Materials (0.74%)
Forest Products & Paper (0.18%)
Domtar Corp.	24,336	$989,502

Mining (0.56%)
Newmont Mining Corp.	176,418	3,029,097

Total Basic Materials		4,018,599

Communications (0.96%)
Internet (0.96%)
Angie's List, Inc.(a)	380,775	1,903,875
Qihoo 360 Tech. Co., ADR(a)	53,442	3,313,938
		5,217,813

Total Communications		5,217,813

Consumer, Cyclical (9.20%)
Airlines (2.99%)
American Airlines Group, Inc.(b)	139,577	5,597,038
American Airlines Group, Inc., Escrow Shares(a)	582,000	977,760
Gol Linhas Aereas Inteligentes SA, ADR(a)	3,167,902	5,290,396
United Continental Holdings, Inc.(a)	78,911	4,449,791
		16,314,985

Auto Parts & Equipment (0.67%)
American Axle & Manufacturing Holdings, Inc.(a)	183,766	3,671,645

Home Furnishings (0.99%)
Select Comfort Corp.(a)(b)	207,704	5,408,612

Retail (4.55%)
Destination Maternity Corp.(b)	247,412	2,441,957
Ezcorp, Inc., Class A(a)(b)	1,124,035	7,969,408
Office Depot, Inc.(a)(b)	830,922	6,647,376
Pier 1 Imports, Inc.	191,831	2,265,524
Staples, Inc.(b)	373,249	5,490,493
		24,814,758

Total Consumer, Cyclical		50,210,000

Consumer, Non-cyclical (1.38%)
Commercial Services (0.59%)
RR Donnelley & Sons Co.	62,353	1,094,295
SFX Entertainment, Inc.(a)	674,450	2,144,751
		3,239,046

	Shares	Value
Consumer, Non-cyclical (continued)
Food (0.79%)
Whole Foods Market, Inc.	118,253	$4,304,409

Total Consumer, Non-cyclical		7,543,455

Energy (6.81%)
Oil & Gas (5.47%)
Bill Barrett Corp.(a)	48,037	272,850
Chevron Corp.(b)	75,258	6,658,828
EQT Corp.	13,295	1,021,721
Exxon Mobil Corp.(b)	88,237	6,989,253
Gran Tierra Energy, Inc.(a)	1,068,582	2,350,880
Nabors Industries Ltd.	327,319	3,800,174
Par Petroleum Corp.(a)	64,484	1,161,357
PBF Energy, Inc., Class A(b)	217,129	6,854,762
Range Resources Corp.	17,766	698,914
		29,808,739

Oil & Gas Services (1.34%)
Baker Hughes, Inc.(b)	125,921	7,322,306

Total Energy		37,131,045

Financials (21.84%)
Banks (1.05%)
Capital One Financial Corp.(b)	70,481	5,730,105

Diversified Financial Services (7.27%)
Ally Financial, Inc.(a)(b)	939,091	21,383,102
Encore Capital Group, Inc.(a)	33,327	1,433,394
Nationstar Mortgage Holdings, Inc.(a)	47,853	887,673
Nelnet, Inc., Class A(b)	117,043	4,610,324
Ocwen Financial Corp.(a)(b)	1,160,514	9,783,133
Stonegate Mortgage Corp.(a)	161,783	1,548,264
		39,645,890

Holding Companies-Diversified (1.11%)
Leucadia National Corp.(b)	258,001	6,068,184

Investment Companies (1.86%)
American Capital Ltd.(a)(b)	774,072	10,148,084

Private Equity (2.29%)
Apollo Global Management LLC, Class A	183,590	3,776,446
Fortress Investment Group LLC, Class A	553,066	3,782,972
KKR & Co. LP(b)	205,256	4,905,618
		12,465,036

Real Estate Investment Trusts (8.26%)
American Capital Agency Corp.(b)	502,185	9,672,083
American Capital Mortgage Investment Corp.	58,722	947,773
Blackstone Mortgage Trust, Inc., Class A(b)	312,221	9,107,486
New Senior Investment Group, Inc.(b)	1,416,121	18,324,606

	Shares	Value
Financials (continued)
NorthStar Realty Finance Corp.(b)	438,794	$7,020,704
		45,072,652

Total Financials		119,129,951

Industrials (2.78%)
Engineering & Construction (1.47%)
Fluor Corp.(b)	171,334	8,009,865

Machinery-Construction & Mining (1.07%)
Joy Global, Inc.(b)	221,918	5,860,854

Oil & Gas Services (0.24%)
Hornbeck Offshore Services, Inc.(a)(b)	72,063	1,311,547

Total Industrials		15,182,266

Technology (2.21%)
Computers (0.83%)
NetApp, Inc.(b)	144,876	4,512,888

Semiconductors (1.38%)
Micron Technology, Inc.(a)(b)	407,908	7,550,377

Total Technology		12,063,265

TOTAL COMMON STOCKS
(Cost $288,730,337)		250,496,394

CLOSED END FUNDS (0.86%)
AllianceBernstein Income Fund, Inc.	628,531	4,707,697

TOTAL CLOSED END FUNDS
(Cost $4,589,885)		4,707,697

EXCHANGE TRADED FUNDS (5.14%)
Equity Funds (5.14%)
Industrial Select Sector SPDR® Fund	122,863	6,661,632
Market Vectors® Gold Miners ETF(b)	1,077,213	14,811,678
Market Vectors® Junior Gold Miners ETF(b)	87,626	1,694,687
SPDR® S&P 500® ETF Trust	23,000	4,841,500
		28,009,497

TOTAL EXCHANGE TRADED FUNDS
(Cost $40,104,658)		28,009,497

	Principal Amount	Value
BANK LOANS (2.97%)(c)
Consumer, Cyclical (1.81%)
Retail (1.81%)
J.C. Penny Co., Inc., 6.00% 05/22/2018	$9,860,817	$9,870,382

Total Consumer, Cyclical		9,870,382

Energy (1.16%)
Oil, Gas & Coal (1.16%)
Key Energy Services, 10.25% 06/01/2020	1,575,000	1,578,938
W&T Offshore, Inc., 9.00% 05/15/2020	5,000,000	4,768,750
		6,347,688

Total Energy		6,347,688

TOTAL BANK LOANS
(Cost $16,626,622)		16,218,070

CONVERTIBLE CORPORATE BONDS (2.73%)
Consumer, Cyclical (0.04%)
Airlines (0.04%)
American Airlines Group, Inc., 6.25% 10/15/2014(d)	1,065,000	196,067

Total Consumer, Cyclical		196,067

Consumer, Non-cyclical (2.69%)
Pharmaceuticals (2.69%)
Herbalife Ltd., 2.00% 08/15/2019	17,135,000	14,671,929

Total Consumer, Non-cyclical		14,671,929

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $15,173,488)		14,867,996

CORPORATE BONDS (25.62%)
Basic Materials (0.96%)
Forest Products & Paper (0.16%)
Resolute Forest Products, Inc., 5.88% 05/15/2023	1,000,000	840,000

Iron/Steel (0.80%)
Cliffs Natural Resources, Inc., 8.25% 03/31/2020(e)	886,000	808,475
Cliffs Natural Resources, Inc., 7.75% 03/31/2020(e)	7,941,000	3,573,450
		4,381,925

Total Basic Materials		5,221,925

Communications (8.95%)
Internet (5.36%)
IAC/InterActiveCorp, 4.75% 12/15/2022	10,000,000	9,737,500
Netflix, Inc., 5.75% 03/01/2024	9,439,000	9,910,950
VeriSign, Inc., 4.63% 05/01/2023	9,870,000	9,598,575
		29,247,025

Media (3.59%)
DISH DBS Corp., 5.00% 03/15/2023	7,511,000	7,050,951

	Principal Amount	Value
Communications (continued)
Sirius XM Radio, Inc., 6.00% 07/15/2024(e)	$12,000,000	$12,540,000
		19,590,951

Total Communications		48,837,976

Consumer, Cyclical (7.35%)
Auto Parts & Equipment (1.82%)
Lear Corp., 4.75% 01/15/2023	9,975,000	9,950,063

Lodging (1.36%)
Caesars Entertainment Operating Co., Inc, 11.25% 06/01/2017(d)	1,979,000	1,642,570
Caesars Entertainment Operating Co., Inc, 9.00% 02/15/2020(d)	6,926,000	5,753,527
		7,396,097

Retail (4.17%)
Conn's, Inc., 7.25% 07/15/2022	12,701,000	12,399,351
J.C. Penney Corp., Inc., 7.40% 04/01/2037	3,048,000	2,461,260
PVH Corp., 4.50% 12/15/2022	7,810,000	7,907,625
		22,768,236

Total Consumer, Cyclical		40,114,396

Consumer, Non-cyclical (2.02%)
Commercial Services (1.17%)
Sotheby's, 5.25% 10/01/2022(e)	6,500,000	6,386,250

Pharmaceuticals (0.85%)
Valeant Pharmaceuticals International, Inc., 5.50% 03/01/2023(e)	4,525,000	4,638,125

Total Consumer, Non-cyclical		11,024,375

Energy (1.34%)
Oil & Gas (0.69%)
Energy XXI Gulf Coast, Inc., 11.00% 03/15/2020(e)	5,000,000	3,746,875

Oil & Gas Services (0.65%)
McDermott International, Inc., 8.00% 05/01/2021(e)	4,125,000	3,578,438

Total Energy		7,325,313

Financials (1.43%)
Diversified Financial Services (1.43%)
Ocwen Financial Corp., 6.63% 05/15/2019(e)	8,197,000	7,787,150

Total Financials		7,787,150

			Principal Amount	Value
Technology (3.57%)
Computers (1.79%)
Seagate HDD Cayman, 4.75% 01/01/2025			$9,830,000	$9,762,556

Semiconductors (1.78%)
Micron Technology, Inc., 5.50% 02/01/2025(e)			10,000,000	9,712,500

Total Technology				19,475,056

TOTAL CORPORATE BONDS
(Cost $140,319,926)				139,786,191

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (0.34%)
Purchased Call Options (0.12%)
CBOE SPX® Volatility:
	10/21/2015	$15.00	1,000	$245,000
	08/19/2015	16.00	1,199	71,940
	08/19/2015	18.00	986	39,440
	08/19/2015	23.00	800	16,000
Financial Select Sector SPDR® Fund	09/18/2015	26.00	4,932	69,048
Herbalife Ltd.	08/21/2015	55.00	296	82,880
SPDR® S&P 500® ETF Trust	08/21/2015	210.00	500	122,500
Total Purchased Call Options				646,808

Purchased Put Options (0.22%)
Herbalife Ltd.	08/21/2015	55.00	296	201,280
iShares® iBoxx $ High Yield Corporate Bond ETF	01/15/2016	86.00	1,000	277,000
SPDR® S&P 500® ETF Trust	08/21/2015	210.00	500	90,500
Transocean Ltd.	11/20/2015	14.00	2,500	618,750
Total Purchased Put Options				1,187,530

TOTAL PURCHASED OPTIONS
(Cost $2,027,280)				1,834,338

			Shares	Value
RIGHTS (0.26%)
Sanofi CVR, Strike Price: $0.61, Expires: 12/31/2020(a)			4,356,883	1,394,638

TOTAL Rights
(Cost 2,149,933)				1,394,638

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (25.83%)
Money Market Fund (25.83%)
Wells Fargo Advantage 100% Treasury Money Market Fund, Administrator Class	0.00001%	140,938,876	$140,938,876

TOTAL SHORT TERM INVESTMENTS
(Cost $140,938,876)			140,938,876

TOTAL INVESTMENTS (109.67%)
(Cost $650,661,005)			598,253,697

Liabilities in Excess of Other Assets (-9.67%)			(52,726,548)
NET ASSETS (100.00%)			$545,527,149

(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, written options and total return swap contracts aggregating a total market value of $194,762,709.
(c)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown. Interest rate disclosed is that which is in effect as of July 31, 2015.
(d)	Security is currently in default.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2015, the market value of securities restricted under Rule 144A was $52,771,263, representing 9.67% of the Fund's net assets. These securities have been determined to be liquid pursuant to procedures adopted by the Board.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS (-2.92%)
Communications (-0.66%)
Internet (-0.66%)
Netflix, Inc.	(31,500)	$(3,600,765)

Total Communications		(3,600,765)

Consumer, Non-cyclical (-1.64%)
Food (-1.04%)
Tyson Foods, Inc., Class A	(127,693)	(5,663,184)

Pharmaceuticals (-0.60%)
Herbalife Ltd.	(64,504)	(3,256,807)

Total Consumer, Non-cyclical		(8,919,991)

Energy (-0.02%)
Oil & Gas (-0.02%)
W&T Offshore, Inc.	(25,000)	(94,250)

Total Energy		(94,250)

Industrials (-0.60%)
Engineering & Construction (-0.10%)
McDermott International, Inc.	(131,990)	(580,756)

Machinery-Diversified (-0.50%)
Kone OYJ, Class B, ADR	(131,572)	(2,745,908)

Total Industrials		(3,326,664)

TOTAL COMMON STOCKS
(Proceeds $13,113,290)		(15,941,670)

EXCHANGE TRADED FUNDS (-1.12%)
Equity Funds (-1.12%)
SPDR® S&P 500® ETF Trust	(29,000)	$(6,104,500)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $6,098,419)		(6,104,500)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
WARRANTS (0.00%)(a)
Sears Holdings Corp., Strike Price: $28.41, Expires: 12/15/2019	(87)	$(1,218)

TOTAL WARRANTS
(Proceeds $–)		(1,218)

	Principal Amount	Value
GOVERNMENT BONDS (-5.04%)
Government (-5.04%)
Sovereign (-5.04%)
Portugal Obrigacoes do Tesouro OT, 5.65% 02/15/2024(b)	$(4,000,000)	(5,579,772)
Spain Government Bond, 2.75% 10/31/2024(b)	(18,500,000)	(21,920,698)
		(27,500,470)

Total Government		(27,500,470)

TOTAL GOVERNMENT BONDS
(Proceeds $31,766,675)		(27,500,470)

TOTAL SECURITIES SOLD SHORT
(Proceeds $50,978,384)		$(49,547,858)

(a)	Less than (0.005%).
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2015, the market value of securities restricted under Rule 144A was $(27,500,470), representing (5.04)% of the Fund's net assets. These securities have been determined to be liquid pursuant to procedures adopted by the Board.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value
WRITTEN OPTIONS (-0.33%)
Written Call Options (-0.08%)
CBOE SPX® Volatility:
	08/19/2015	$20.00	(1,600)	$(40,000)
	10/21/2015	21.00	(2,000)	(240,000)
	08/19/2015	22.00	(598)	(13,156)
	08/19/2015	23.00	(1,972)	(39,440)
Financial Select Sector SPDR® Fund	09/18/2015	25.00	(500)	(29,000)
Herbalife Ltd.	08/21/2015	60.00	(592)	(85,248)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $805,067)				(446,844)

Written Put Options (-0.25%)
Financial Select Sector SPDR® Fund	09/18/2015	22.00	(4,932)	(29,592)
Herbalife Ltd.:
	08/07/2015	48.00	(20)	(6,000)
	08/21/2015	50.00	(592)	(254,560)
iShares® iBoxx $ High Yield Corporate Bond ETF	01/15/2016	82.00	(2,000)	(276,000)
Transocean Ltd.	11/20/2015	12.00	(5,000)	(650,000)
United Rentals, Inc.	09/18/2015	65.00	(600)	(141,000)
Yelp, Inc.	08/07/2015	24.00	(250)	(1,750)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $1,134,658)				(1,358,902)

TOTAL WRITTEN OPTIONS
(Premiums received $1,939,725)				$(1,805,746)

TOTAL RETURN FUTURES SWAP CONTRACTS
Swap Counterparty	Reference Obligation	Notional Amount	Currency	Termination Date	Unrealized Depreciation
Bank of America Merrill Lynch	Long Gilt Future	$(2,804,203)	GBP	08/25/2015	$(10,997)
Bank of America Merrill Lynch	Euro - BTP Future	(26,811,380)	EUR	09/04/2015	(802,020)
Bank of America Merrill Lynch	Euro - OAT Future	(46,481,765)	EUR	09/04/2015	(524,035)
Bank of America Merrill Lynch	Euro - BUXL Future	(9,214,016)	EUR	09/04/2015	(145,984)
					$(1,483,035)

Counterparty: Bank of America Merrill Lynch
Reference Obligation: Whitebox Tactical Opportunities Fund - Basket of Securities (See specific securities below)
Paid by Fund: For long positions, the Fund pays 1 month LIBOR plus 40bps and any negative return on the reference basket of securities. For short positions, the Fund pays any positive return on the reference basket of securities.
Received by Fund: For long positions, the Fund receives any positive return on the reference basket of securities. For short positions, the Fund receives 1 month LIBOR less the stock lending rate and any negative return on the reference basket of securities.

Reference Security	Shares	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)
Long Positions
Angie's List, Inc.	300,000	$1,500,000	08/10/2016	$252,000
Nationstar Mortgage Holdings, Inc.	662,000	12,280,100	04/11/2016	430,300
Pier 1 Imports, Inc.	287,000	3,389,470	08/10/2016	(11,480)
Transocean Ltd.	645,549	8,559,980	02/10/2016	(555,172)
Total Long Positions		25,729,550		115,648

Short Positions
Acuity Brands, Inc.	(36,306)	(7,304,404)	11/10/2015	(306,423)
Adobe Systems, Inc.	(48,640)	(3,987,994)	04/11/2016	(68,096)
Amazon.com, Inc.	(36,771)	(19,714,772)	11/10/2015	(372,123)
Amedisys, Inc.	(170,110)	(7,421,899)	11/10/2015	88,457
Anthem, Inc.	(51,536)	(7,950,459)	02/10/2016	(3,608)
athenahealth, Inc.	(108,053)	(15,123,098)	07/01/2018	(392,233)
Autoliv, Inc.	(41,681)	(4,384,841)	07/01/2018	(58,353)
Blackbaud, Inc.	(108,376)	(6,628,276)	11/10/2015	(300,201)
Casey's General Stores, Inc.	(23,991)	(2,452,240)	11/10/2015	(50,261)
Cepheid	(52,883)	(2,939,766)	07/01/2018	39,133
Chipotle Mexican Grill, Inc.	(7,761)	(5,760,447)	11/10/2015	(88,863)
Cliffs Natural Resources, Inc.	(275,000)	(693,000)	04/11/2016	123,750
Conn's, Inc.	(70,600)	(2,437,112)	07/01/2018	88,956
EastGroup Properties, Inc., REIT	(19,500)	(1,173,900)	11/10/2015	(14,625)
Energy Transfer Partners LP	(16,700)	(855,040)	11/10/2015	9,185
Equity One, Inc., REIT	(29,233)	(750,411)	07/01/2018	(41,803)
Facebook, Inc., Class A	(207,470)	(19,504,255)	11/10/2015	265,561
GATX Corp.	(142,559)	(7,561,329)	11/10/2015	(269,436)
HomeAway, Inc.	(217,719)	(6,540,279)	03/10/2016	(145,872)
iShares® Nasdaq Biotechnology ETF	(90,878)	(34,763,561)	07/01/2018	28,172
Jamba, Inc.	(123,978)	(2,019,602)	04/11/2016	(135,136)
Keurig Green Mountain, Inc.	(53,081)	(3,983,198)	11/10/2015	(171,982)
Lennox International, Inc.	(69,520)	(8,208,226)	07/01/2018	(122,355)
LinkedIn Corp., Class A	(44,974)	(9,141,415)	11/10/2015	1,135,144
Manhattan Associates, Inc.	(152,234)	(9,867,808)	11/10/2015	(45,670)
Marketo, Inc.	(128,907)	(3,920,062)	11/10/2015	(1,289)
Martin Marietta Materials, Inc.	(45,166)	(7,082,932)	11/10/2015	(36,584)
Mattress Firm Holding Corp.	(62,694)	(3,877,624)	11/10/2015	(157,362)
Mercury General Corp.	(124,104)	(7,005,671)	07/01/2018	(47,160)

Reference Security	Shares	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)
Short Positions (continued)
Netflix, Inc.	(205,878)	$(23,533,914)	11/10/2015	$(1,525,556)
NetSuite, Inc.	(51,005)	(5,041,334)	11/10/2015	(24,992)
Nordson Corp.	(25,398)	(1,882,246)	11/10/2015	(20,827)
OPKO Health, Inc.	(179,706)	(2,941,787)	11/10/2015	84,462
Palo Alto Networks, Inc.	(88,894)	(16,519,172)	11/10/2015	88,894
Pool Corp.	(107,372)	(7,561,136)	07/01/2018	(175,016)
Post Properties, Inc., REIT	(4,575)	(260,500)	11/10/2015	(1,464)
Repligen Corp.	(158,753)	(5,557,942)	04/11/2016	260,355
Restoration Hardware Holdings, Inc.	(91,897)	(9,323,870)	07/01/2018	114,871
Salesforce.com, Inc.	(70,973)	(5,202,321)	11/10/2015	34,777
Splunk, Inc.	(177,303)	(12,400,572)	11/10/2015	168,438
SPS Commerce, Inc.	(27,415)	(1,977,992)	11/10/2015	(30,430)
Tesla Motors, Inc.	(32,197)	(8,569,232)	11/10/2015	(42,822)
Thermo Fisher Scientific, Inc.	(50,805)	(7,088,822)	07/01/2018	(44,709)
Tiffany & Co.	(27,760)	(2,656,632)	11/10/2015	(102,990)
Toro Co.	(57,014)	(3,895,767)	11/10/2015	(70,698)
Tractor Supply Co.	(75,031)	(6,941,868)	07/01/2018	(60,025)
TripAdvisor, Inc.	(110,637)	(8,782,365)	11/10/2015	(4,425)
Tyler Technologies, Inc.	(30,263)	(4,222,899)	11/10/2015	(99,565)
Under Armour, Inc., Class A	(203,426)	(20,206,305)	07/01/2018	(301,071)
Vail Resorts, Inc.	(69,157)	(7,585,831)	11/10/2015	(156,986)
Valeant Pharmaceuticals International, Inc.	(55,520)	(14,298,066)	07/01/2018	23,318
Workday, Inc., Class A	(98,338)	(8,292,844)	11/10/2015	(116,039)
Xylem, Inc.	(66,397)	(2,292,688)	07/01/2018	16,600
Yelp, Inc.	(68,636)	(1,811,990)	06/10/2016	488,002
Zebra Technologies Corp., Class A	(60,271)	(6,486,968)	04/11/2016	(7,233)
Zillow, Inc., Class A	(85,236)	(6,946,734)	07/01/2018	(111,659)
Total Short Positions		(415,335,418)		(2,667,867)

Total Positions		$(389,605,868)		$(2,552,219)

Common Abbreviations:
ADR - American Depository Receipt.
CBOE- Chicago Board Options Exchange.
CVR - Contingent Value Rights.
ETF - Exchange Traded Fund.
LIBOR - London Interbank Offered Rate.
LLC - Limited Liability Company.
LP - Limited Partnership.
Ltd. - Limited.
REIT - Real Estate Investment Trust.
S&P - Standard & Poor's.
SPDR - Standard & Poor's Depositary Receipt.
SPX - S&P 500® Index.

See Notes to Quarterly Schedule of Investments.

WHITEBOX MARKET NEUTRAL EQUITY
SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (97.60%)
Basic Materials (0.45%)
Chemicals (0.20%)
Gulf Resources, Inc.(a)(b)	14,997	$28,794
OMNOVA Solutions, Inc.(a)(b)	14,864	96,170
		124,964

Forest Products & Paper (0.25%)
Domtar Corp.(b)	3,701	150,483

Total Basic Materials		275,447

Communications (4.54%)
Advertising (0.90%)
The Interpublic Group of Cos., Inc.(b)	25,517	543,512

Internet (1.93%)
Boingo Wireless, Inc.(a)	16,329	158,881
Connecture, Inc.(a)	9,365	88,312
DHI Group, Inc.(a)	9,758	77,771
ePlus, Inc.(a)(b)	927	71,296
Global Eagle Entertainment, Inc.(a)	12,678	157,461
PC-Tel, Inc.	8,980	63,309
Perion Network Ltd.(a)(b)	64,216	164,393
The Priceline Group, Inc.(a)(b)	272	338,251
Rightside Group Ltd.(a)	7,390	52,838
		1,172,512

Media (0.49%)
Cumulus Media, Inc., Class A(a)(b)	28,380	46,827
Time, Inc.	11,367	253,712
		300,539

Telecommunications (1.22%)
ARRIS Group, Inc.(a)(b)	2,583	79,866
Extreme Networks, Inc.(a)	38,204	88,633
Premiere Global Services, Inc.(a)	9,115	98,351
Ruckus Wireless, Inc.(a)	18,727	230,904
Telenav, Inc.(a)(b)	10,517	73,619
West Corp.	5,754	166,003
		737,376

Total Communications		2,753,939

Consumer, Cyclical (26.91%)
Airlines (1.83%)
American Airlines Group, Inc., Escrow Shares(a)	52,166	87,639
Republic Airways Holdings, Inc.(a)(b)	18,632	93,905
United Continental Holdings, Inc.(a)(b)	16,432	926,601
		1,108,145

	Shares	Value
Consumer, Cyclical (continued)
Apparel (0.65%)
Michael Kors Holdings Ltd.(a)	3,445	$144,655
Rocky Brands, Inc.	13,829	251,135
		395,790

Auto Parts & Equipment (4.54%)
American Axle & Manufacturing Holdings, Inc.(a)	14,450	288,711
The Goodyear Tire & Rubber Co.	9,398	283,162
Modine Manufacturing Co.(a)	27,150	275,029
Motorcar Parts of America, Inc.(a)(b)	11,195	331,708
Tenneco, Inc.(a)	7,812	389,116
Tower International, Inc.(a)(b)	45,355	1,185,126
		2,752,852

Distribution/Wholesale (1.36%)
HD Supply Holdings, Inc.(a)(b)	5,557	198,941
Ingram Micro, Inc., Class A(a)	12,511	340,675
WESCO International, Inc.(a)(b)	4,601	282,317
		821,933

Entertainment (0.61%)
Marriott Vacations Worldwide Corp.	1,096	91,626
RCI Hospitality Holdings, Inc.(a)(b)	24,966	278,620
		370,246

Home Builders (0.76%)
Century Communities, Inc.(a)	4,389	88,658
William Lyon Homes, Class A(a)(b)	15,718	375,031
		463,689

Home Furnishings (4.04%)
Ethan Allen Interior	8,235	248,615
Harman International Industries, Inc.	3,846	414,060
Select Comfort Corp.(a)(b)	30,270	788,231
Whirlpool Corp.(b)	5,640	1,002,397
		2,453,303

Leisure Time (0.61%)
Steiner Leisure Ltd.(a)(b)	6,449	372,107

Lodging (0.16%)
Century Casinos, Inc.(a)	15,643	96,674

Office Furnishings (0.44%)
Herman Miller, Inc.	9,452	265,034

Retail (11.91%)
Big Lots, Inc.(b)	1,817	78,458
The Bon-Ton Stores, Inc.	10,217	44,648
Brinker International, Inc.	2,163	129,564
The Buckle, Inc.(b)	6,560	290,149
Cracker Barrel Old Country Store, Inc.(b)	5,380	817,168
Del Frisco's Restaurant Group, Inc.(a)(b)	19,014	303,273
Dick's Sporting Goods, Inc.	6,009	306,339
Dillard's, Inc., Class A(b)	3,838	391,015

	Shares	Value
Consumer, Cyclical (continued)
Dollar General Corp.(b)	7,007	$563,152
Dollar Tree, Inc.(a)(b)	6,892	537,783
Ezcorp, Inc., Class A(a)(b)	36,986	262,231
Kohl's Corp.(b)	8,754	536,795
Levy Acquisition Corp.(a)	24,944	391,621
Outerwall, Inc.	1,106	78,327
Pier 1 Imports, Inc.	26,290	310,485
Sonic Automotive, Inc., Class A(b)	11,063	257,657
Texas Roadhouse, Inc.(b)	8,520	335,603
Tile Shop Holdings, Inc.(a)	11,481	163,949
Vitamin Shoppe, Inc.(a)(b)	7,684	282,464
Walgreens Boots Alliance, Inc.(b)	6,460	624,230
Wal-Mart Stores, Inc.(b)	7,258	522,431
		7,227,342

Total Consumer, Cyclical		16,327,115

Consumer, Non-cyclical (21.71%)
Beverages (2.27%)
Dr. Pepper Snapple Group, Inc.	9,515	763,293
PepsiCo, Inc.(b)	6,395	616,158
		1,379,451

Biotechnology (1.16%)
Medivation, Inc.(a)	1,216	128,081
RTI Surgical, Inc.(a)(b)	54,491	396,695
Vertex Pharmaceuticals, Inc.(a)	1,339	180,765
		705,541

Commercial Services (2.09%)
ARC Document Solutions, Inc.(a)	13,148	90,852
Cintas Corp.(b)	3,798	324,729
Global Cash Access Holdings, Inc.(a)(b)	49,897	251,980
Liberty Tax, Inc.	3,062	80,408
Multi-Color Corp.	6,194	395,549
Net 1 UEPS Technologies, Inc.(a)(b)	6,466	125,570
		1,269,088

Food (2.45%)
Cosan Ltd., Class A(b)	10,705	50,313
General Mills, Inc.	5,356	311,773
John B Sanfilippo & Son, Inc.	1,621	84,276
Pinnacle Foods, Inc.(b)	7,152	321,482
SpartanNash Co.(b)	5,598	180,312
Sysco Corp.(b)	14,886	540,511
		1,488,667

Healthcare-Products (4.26%)
Alere, Inc.(a)(b)	9,508	462,184
BioTelemetry, Inc.(a)	25,330	309,786
Cynosure, Inc., Class A(a)(b)	6,125	237,650
Fonar Corp.(a)(b)	13,959	135,542
Greatbatch, Inc.(a)(b)	5,341	291,245
InfuSystems Holdings, Inc.(a)(b)	37,762	118,573
Medtronic PLC	8,653	678,309
MiMedx Group, Inc.(a)(b)	8,363	89,735
Synergetics USA, Inc.(a)(b)	33,644	162,500

	Shares	Value
Consumer, Non-cyclical (continued)
Syneron Medical Ltd.(a)	9,361	$96,605
		2,582,129

Healthcare-Services (5.22%)
Air Methods Corp.(a)	8,564	337,336
Alliance HealthCare Services, Inc.(a)	421	6,298
DaVita HealthCare(a)(b)	8,009	632,951
Laboratory Corp. of America Holdings(a)(b)	4,171	530,927
LifePoint Health, Inc.(a)	4,462	369,721
Molina Healthcare(a)	2,240	168,963
UnitedHealth Group, Inc.(b)	9,209	1,117,973
		3,164,169

Household Products/Wares (0.13%)
Summer Infant, Inc.(a)(b)	40,060	80,120

Pharmaceuticals (4.13%)
Allergan, Inc.(b)	710	235,117
Bristol-Myers Squibb Co.(b)	6,524	428,235
Depomed, Inc.(a)	9,218	290,367
Johnson & Johnson(b)	6,467	648,058
Natural Health Trends Corp.	2,353	71,296
Sagent Pharmaceuticals, Inc.(a)	8,707	214,018
Sucampo Pharmaceuticals, Inc., Class A(a)(b)	23,242	506,443
Supernus Pharmaceuticals, Inc.(a)(b)	5,120	108,595
		2,502,129

Total Consumer, Non-cyclical		13,171,294

Energy (2.43%)
Energy-Alternate Sources (0.04%)
Pacific Ethanol, Inc.(a)	3,546	26,170

Oil & Gas (2.35%)
Atwood Oceanics, Inc.(b)	47,420	986,336
Gran Tierra Energy, Inc.(a)(b)	162,117	356,657
Ithaca Energy, Inc.(a)(b)	143,935	82,541
		1,425,534

Oil & Gas Services (0.04%)
Profire Energy, Inc.(a)	19,150	20,682

Total Energy		1,472,386

Financials (20.67%)
Banks (1.60%)
Ameris Bancorp(b)	3,362	90,808
Financial Institutions, Inc.(b)	5,461	134,013
First Bancorp	5,189	88,576
First Merchants Corp.(b)	13,182	343,128
Horizon Bancorp	5,844	141,775
Univest Corp. of Pennsylvania	4,553	90,741
Wilshire Bancorp, Inc.	6,847	79,562
		968,603

	Shares	Value
Financials (continued)
Diversified Financial Services (7.94%)
AerCap Holdings NV(a)(b)	4,650	$217,806
Ally Financial, Inc.(a)(b)	27,677	630,205
Consumer Portfolio Services, Inc.(a)(b)	67,710	408,968
Encore Capital Group, Inc.(a)(b)	16,903	726,998
Evercore Partners, Inc., Class A(b)	1,699	99,901
Federal Agricultural Mortgage Corp., Class C(b)	10,846	290,131
GAIN Capital Holdings, Inc.	9,309	64,977
JG Wentworth Co., Class A(a)(b)	161,329	1,329,351
Nationstar Mortgage Holdings, Inc.(a)(b)	12,138	225,160
Nelnet, Inc., Class A(b)	6,278	247,290
Ocwen Financial Corp.(a)	23,624	199,150
Oppenheimer Holdings, Inc., Class A(b)	3,381	76,749
RCS Capital Corp., Class A(a)	6,259	36,490
Stonegate Mortgage Corp.(a)(b)	27,277	261,041
		4,814,217

Insurance (0.98%)
Crawford & Co., Class A	775	5,030
Lincoln National Corp.(b)	2,059	115,963
Maiden Holdings Ltd.(b)	12,957	214,309
National Western Life Insurance Co., Class A(b)	1,061	255,690
		590,992

Investment Companies (1.98%)
American Capital Ltd.(a)	91,787	1,203,328

Multi-National (0.53%)
Banco Latinoamericano de Comercio Exterior SA, Class E	11,672	321,213

Real Estate Investment Trusts (6.05%)
American Capital Agency Corp.(b)	10,734	206,737
Bluerock Residential Growth REIT, Inc.(b)	23,190	296,832
Cherry Hill Mortgage Investment Corp.(b)	21,314	346,779
Communications Sales & Leasing, Inc.(a)	3,716	77,478
The GEO Group, Inc.(b)	2,085	78,709
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	8,877	178,161
New Residential Investment Corp.(b)	6,688	104,935
New Senior Investment Group, Inc.(b)	98,235	1,271,161
Newcastle Investment Corp.(b)	24,970	122,603
NexPoint Residential Trust, Inc.	15,750	204,277
Preferred Apartment Communities, Inc., Class A(b)	31,927	361,733
RAIT Financial Trust(b)	80,703	422,884
		3,672,289

Savings & Loans (1.59%)
Banc of California, Inc.(b)	31,978	387,893
HomeStreet, Inc.(a)	11,115	251,310
Meta Financial Group, Inc.	1,783	90,149
Pacific Premier Bancorp, Inc.(a)(b)	12,491	237,454
		966,806

Total Financials		12,537,448

	Shares	Value
Industrials (16.01%)
Aerospace & Defense (0.68%)
United Technologies Corp.(b)	4,100	$411,271

Building Materials (2.42%)
Builders FirstSource, Inc.(a)	49,197	739,923
Continental Building Products, Inc.(a)	16,757	355,919
NCI Building Systems, Inc.(a)	15,590	201,890
Ply Gem Holdings, Inc.(a)	11,631	168,068
		1,465,800

Electrical Components & Equipment (3.03%)
AMETEK, Inc.(b)	13,142	697,183
Hubbell, Inc., Class B(b)	5,079	530,299
Insteel Industries, Inc.	8,401	137,272
PowerSecure International, Inc.(a)(b)	31,454	476,214
		1,840,968

Electronics (2.89%)
Bel Fuse, Inc., Class B	4,494	99,227
FLIR Systems, Inc.(b)	10,916	336,104
Methode Electronics(b)	27,684	742,762
Orbotech Ltd.(a)	14,914	283,963
SuperCom Ltd.(a)	12,227	140,121
Vishay Precision Group, Inc.(a)	10,892	152,052
		1,754,229

Engineering & Construction (1.03%)
EMCOR Group, Inc.(b)	11,363	543,492
Tutor Perini Corp.(a)(b)	3,873	81,062
		624,554

Machinery-Diversified (1.25%)
Chart Industries, Inc.(a)(b)	5,572	152,116
Cummins, Inc.(b)	3,516	455,427
Power Solutions International, Inc.(a)	3,577	148,374
		755,917

Miscellaneous Manufacturing (1.27%)
Carlisle Cos., Inc.(b)	6,457	653,836
Federal Signal Corp.(b)	5,609	83,911
Park-Ohio Holdings Corp.	777	34,895
		772,642

Packaging & Containers (0.66%)
Graphic Packaging Holding Co.(b)	6,338	95,704
Owens-Illinois, Inc.(a)	14,130	301,675
		397,379

Transportation (2.78%)
Aegean Marine Petroleum Network, Inc.(b)	20,251	221,343
Covenant Transportation Group, Inc., Class A(a)	12,641	298,454
Heartland Express, Inc.	8,861	189,005
Landstar System, Inc.	4,843	348,841
Navigator Holdings Ltd.(a)	6,750	115,493
Navios Maritime Acquisition Corp.	23,820	94,327
Safe Bulkers, Inc.(b)	24,699	84,965

	Shares	Value
Industrials (continued)
Swift Transportation(a)	14,061	$334,933
		1,687,361

Total Industrials		9,710,121

Technology (4.67%)
Computers (2.10%)
Cognizant Technology Solutions Corp., Class A(a)(b)	4,897	309,001
Datalink Corp.(a)	13,597	92,188
Planar Systems, Inc.(a)(b)	61,958	257,745
Quantum Corp.(a)(b)	343,541	364,153
Synaptics, Inc.(a)	1,667	132,326
USA Tech, Inc.(a)	13,773	46,415
WidePoint Corp.(a)(b)	34,107	71,284
		1,273,112

Office/Business Equipment (1.15%)
Xerox Corp.(b)	63,134	695,737

Semiconductors (1.17%)
Axcelis Technologies, Inc.(a)	12,914	38,096
Integrated Device Technology, Inc.(a)(b)	24,478	467,774
Mattson Technology, Inc.(a)	22,872	65,414
Sequans Communications SA, ADR(a)	44,418	61,297
Xcerra Corp.(a)(b)	12,757	80,178
		712,759

Software (0.25%)
Acxiom Corp.(a)(b)	4,392	78,661
Planet Payment, Inc.(a)(b)	29,903	76,252
		154,913

Total Technology		2,836,521

Utilities (0.21%)
Electric (0.21%)
Atlantic Power Corp.	51,030	127,065

Total Utilities		127,065

TOTAL COMMON STOCKS
(Cost $61,591,309)		59,211,336

EXCHANGE TRADED FUNDS (0.17%)
Equity Funds (0.17%)
Market Vectors® Gold Miners ETF(b)	7,451	102,451

TOTAL EXCHANGE TRADED FUNDS
(Cost $149,450)		102,451

		Shares	Value
WARRANTS (0.00%) (c)
EnteroMedics, Inc., Strike Price: $1.90, Expires: 09/28/2016		19,964	82

TOTAL Warrants
(Cost 26,248)			82

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (12.42%)
Money Market Fund (12.42%)
Wells Fargo Advantage 100% Treasury Money Market Fund, Administrator Class	0.00001%	7,534,471	$7,534,471

TOTAL SHORT TERM INVESTMENTS
(Cost $7,534,471)			7,534,471

TOTAL INVESTMENTS (110.19%)
(Cost $69,301,478)			66,848,340

Liabilities in Excess of Other Assets (-10.19%)			(6,183,417)
NET ASSETS (100.00%)			$60,664,923

(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, written options and total return swap contracts aggregating a total market value of $30,131,980.
(c)	Less than 0.005% of Net Assets.

Counterparty: Bank of America Merrill Lynch
Reference Obligation: Whitebox Market Neutral Equity Fund - Basket of Securities (See specific securities below)
Paid by Fund: For long positions, the Fund pays 1 month LIBOR plus 40bps and any negative return on the reference basket of securities. For short positions, the Fund pays any positive return on the reference basket of securities.
Received by Fund: For long positions, the Fund receives any positive return on the reference basket of securities. For short positions, the Fund receives 1 month LIBOR less the stock lending rate and any negative return on the reference basket of securities.

Reference Security	Shares	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)
Short Positions
Sears Holdings Corp. (Warrant)	(1,249)	$(17,486)	11/10/2015	$(2,211)
Total Short Positions		(17,486)		(2,211)

Counterparty: UBS
Reference Obligation: Whitebox Market Neutral Equity Fund - Basket of Securities (See specific securities below)
Paid by Fund: For long positions, the Fund pays 1 month LIBOR plus 40bps and any negative return on the reference basket of securities. For short positions, the Fund pays any positive return on the reference basket of securities.
Received by Fund: For long positions, the Fund receives any positive return on the reference basket of securities. For short positions, the Fund receives federal funds rate less 30bps and any negative return on the reference basket of securities.

Reference Security	Shares	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)
Long Positions
Dynagas LNG Partners LP	21,398	$312,411	07/01/2018	$(16,009)
JMP Group LLC	28,229	206,636	07/01/2018	(5,672)
SunCoke Energy Partners LP	2,805	46,339	07/01/2018	(903)
Total Long Positions		565,386		(22,584)

Short Positions
Agilysys, Inc.	(6,913)	(58,553)	07/01/2018	8,364
ALLETE, Inc.	(1,797)	(86,777)	07/01/2018	(1,421)
Altra Industrial Motion Corp.	(7,846)	(199,288)	07/01/2018	10,039
AM Castle & Co.	(14,029)	(39,983)	07/01/2018	43,909
Amsurg Corp.	(2,928)	(210,055)	07/01/2018	(1,380)
AngioDynamics, Inc.	(6,280)	(97,340)	07/01/2018	7,534
Applied Micro Circuits Corp.	(7,213)	(44,793)	07/01/2018	1,225
Astoria Financial Corp.	(29,973)	(453,192)	07/01/2018	(32,595)
athenahealth, Inc.	(1,389)	(194,404)	07/01/2018	(36,978)
Autoliv, Inc.	(5,968)	(627,834)	07/01/2018	13,948
AvalonBay Communities, Inc., REIT	(1,776)	(306,076)	07/01/2018	(7,036)
Bank of the Ozarks, Inc.	(2,575)	(113,609)	07/01/2018	3,036
BankFinancial Corp.	(5,681)	(68,683)	07/01/2018	56
Benefitfocus, Inc.	(2,415)	(89,935)	07/01/2018	16,347
BOK Financial Corp.	(1,437)	(95,503)	07/01/2018	3,375

Reference Security	Shares	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)
Short Positions (continued)
Brady Corp., Class A	(10,189)	$(239,645)	07/01/2018	$11,111
Briggs & Stratton Corp.	(8,156)	(150,723)	07/01/2018	(218)
Cantel Medical Corp.	(2,309)	(126,718)	07/01/2018	(210)
CARBO Ceramics, Inc.	(2,575)	(84,589)	07/01/2018	5,831
Caterpillar, Inc.	(8,786)	(690,843)	07/01/2018	49,462
Central European Media Enterprises Ltd.	(3,575)	(8,580)	07/01/2018	(1,287)
Cepheid	(2,519)	(140,031)	07/01/2018	18,336
Charles River Laboratories International, Inc.	(2,951)	(229,057)	07/01/2018	(8,592)
Citizens, Inc.	(29,501)	(199,722)	07/01/2018	17,106
CLARCOR, Inc.	(3,657)	(220,042)	07/01/2018	3,104
Clean Energy Fuels Corp.	(4,866)	(28,028)	07/01/2018	4,963
Clifton Bancorp, Inc.	(13,503)	(183,641)	07/01/2018	7,423
CONMED Corp.	(2,047)	(116,106)	07/01/2018	6,323
Conn's, Inc.	(6,333)	(218,615)	07/01/2018	31,344
Consumer Discretionary Select Sector SPDR® Fund	(3,799)	(304,756)	07/01/2018	(5,058)
Consumer Staples Select Sector SPDR® Fund	(51,383)	(2,585,079)	07/01/2018	(27,556)
Cooper Tire & Rubber Co.	(11,520)	(379,354)	07/01/2018	6,449
Costco Wholesale Corp.	(2,768)	(402,190)	07/01/2018	(3,347)
Cree, Inc.	(5,703)	(140,579)	07/01/2018	4,446
Crocs, Inc.	(6,350)	(99,886)	07/01/2018	(8,056)
Deere & Co.	(7,480)	(707,384)	07/01/2018	13,651
Deltic Timber Corp.	(11,596)	(752,580)	07/01/2018	38,023
Diamond Offshore Drilling, Inc.	(41,518)	(911,320)	07/01/2018	133,022
Domino's Pizza, Inc.	(1,302)	(148,220)	07/01/2018	2,529
Donaldson Co., Inc.	(8,376)	(281,434)	07/01/2018	4,266
Dunkin' Brands Group, Inc.	(3,908)	(210,602)	07/01/2018	7,153
Eaton Corp. PLC	(1,923)	(116,495)	07/01/2018	11,248
Ecolab, Inc.	(3,251)	(376,498)	07/01/2018	(3,334)
Ellie Mae, Inc.	(1,876)	(147,172)	07/01/2018	(9,739)
Encore Wire Corp.	(4,808)	(165,059)	07/01/2018	43,460
Endologix, Inc.	(8,002)	(114,109)	07/01/2018	9,440
Energy Select Sector SPDR® Fund	(5,623)	(390,124)	07/01/2018	1,355
Equity One, Inc., REIT	(11,817)	(303,342)	07/01/2018	(13,476)
Erie Indemnity Co., Class A	(8,909)	(768,936)	07/01/2018	(17,970)
Essex Property Trust, Inc., REIT	(3,793)	(853,084)	07/01/2018	(10,609)
Federal Realty Investment Trust	(3,373)	(461,393)	07/01/2018	(8,026)
FedEx Corp	(2,391)	(409,865)	07/01/2018	(297)
Fiesta Restaurant Group, Inc.	(3,010)	(174,971)	07/01/2018	(21,329)
First Financial Bankshares, Inc.	(11,616)	(394,712)	07/01/2018	9,900
Fortune Brands Home & Security, Inc.	(12,441)	(594,058)	07/01/2018	(19,668)
Gogo, Inc.	(3,253)	(59,302)	07/01/2018	5,171
Gorman-Rupp Co.	(12,335)	(316,269)	07/01/2018	31,325
Hawaiian Holdings	(9,685)	(210,358)	07/01/2018	24,499
HCA Holdings, Inc.	(4,071)	(378,644)	07/01/2018	6,954
Health Care Select Sector SPDR® Fund	(8,797)	(673,762)	07/01/2018	(9,450)
ICU Medical, Inc.	(1,156)	(115,508)	07/01/2018	(4,395)
Ignite Restaurant Group, Inc.	(7,752)	(36,434)	07/01/2018	3,178
IMAX Corp.	(2,017)	(75,456)	07/01/2018	19

Reference Security	Shares	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)
Short Positions (continued)
Industrial Select Sector SPDR® Fund	(55,122)	$(2,988,715)	07/01/2018	$19,854
Interactive Intelligence Group, Inc.	(3,868)	(160,367)	07/01/2018	9,358
IPC Healthcare, Inc.	(2,675)	(148,329)	07/01/2018	1,415
iShares® Nasdaq Biotechnology ETF	(3,349)	(1,281,093)	07/01/2018	20,754
iShares® Russell 2000® ETF	(99,648)	(12,252,718)	07/01/2018	291,165
J&J Snack Foods Corp.	(2,389)	(282,762)	07/01/2018	(11,807)
j2 Global, Inc.	(2,185)	(153,824)	07/01/2018	(3,630)
Kennametal, Inc.	(6,288)	(199,267)	07/01/2018	7,448
Lennox International, Inc.	(2,976)	(351,376)	07/01/2018	(23,728)
Lindsay Corp.	(4,513)	(378,505)	07/01/2018	4,598
Luminex Corp.	(9,812)	(169,061)	07/01/2018	1,370
Maxwell Technologies, Inc.	(3,249)	(14,913)	07/01/2018	1,559
Mercury General Corp.	(3,222)	(181,882)	07/01/2018	(293)
Meridian Bioscience, Inc.	(5,809)	(105,085)	07/01/2018	8,372
Mohawk Industries, Inc.	(1,430)	(288,274)	07/01/2018	(7,928)
Moog, Inc., Class A	(2,996)	(200,313)	07/01/2018	12,625
Natus Medical, Inc.	(2,639)	(119,177)	07/01/2018	(5,544)
Neogen Corp.	(14,032)	(816,522)	07/01/2018	(125,279)
NetSuite, Inc.	(2,063)	(203,907)	07/01/2018	(11,635)
Novadaq Technologies, Inc.	(8,560)	(98,183)	07/01/2018	10,344
NovaGold Resources DL	(24,740)	(75,457)	07/01/2018	6,678
NxStage Medical, Inc.	(7,861)	(112,255)	07/01/2018	(87)
Panera Bread Co., Class A	(826)	(168,603)	07/01/2018	(16,460)
Papa John's International, Inc.	(1,961)	(148,173)	07/01/2018	3,315
Paylocity Holding Corp.	(4,511)	(162,035)	07/01/2018	(2,123)
Pennsylvania Real Estate Investment Trust	(3,907)	(85,641)	07/01/2018	3,867
Pentair PLC	(6,974)	(424,089)	07/01/2018	31,305
People's United Financial, Inc.	(22,612)	(367,897)	07/01/2018	(1,710)
Pool Corp.	(3,404)	(239,710)	07/01/2018	2,406
Raven Industries, Inc.	(8,535)	(165,835)	07/01/2018	(3,758)
Regency Centers Corp., REIT	(10,580)	(676,803)	07/01/2018	(16,043)
Rentrak Corp.	(5,075)	(347,485)	07/01/2018	8,379
Restoration Hardware Holdings, Inc.	(2,105)	(213,573)	07/01/2018	(4,929)
RLI Corp.	(22,333)	(1,233,452)	07/01/2018	(47,518)
Saia, Inc.	(4,275)	(185,621)	07/01/2018	(18,087)
Select Medical Holdings Corp.	(12,743)	(183,881)	07/01/2018	20,258
Signature Bank	(2,072)	(301,662)	07/01/2018	989
Signet Jewelers Ltd.	(1,747)	(211,771)	07/01/2018	4,777
Silicon Laboratories, Inc.	(5,152)	(231,788)	07/01/2018	44,148
Sirona Dental Systems, Inc.	(1,124)	(116,649)	07/01/2018	(3,313)
Sonoco Products Co.	(4,111)	(169,702)	07/01/2018	11,014
SPDR® S&P® Retail ETF	(24,457)	(2,405,346)	07/01/2018	44,237
Starbucks Corp.	(2,715)	(157,280)	07/01/2018	(6,096)
STERIS Corp.	(2,865)	(198,057)	07/01/2018	(3,441)
Sun Hydraulics Corp.	(13,029)	(461,487)	07/01/2018	14,127
Taubman Centers, Inc., REIT	(2,011)	(150,423)	07/01/2018	(8,168)
The Spectranetics Corp.	(7,824)	(133,790)	07/01/2018	64,075
The St. Joe Co.	(5,409)	(87,896)	07/01/2018	2,000
The Wendy's Co.	(23,279)	(238,843)	07/01/2018	4,160
Thermo Fisher Scientific, Inc.	(1,744)	(243,340)	07/01/2018	(5,131)

Reference Security	Shares	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)
Short Positions (continued)
Tootsie Roll Industries, Inc.	(12,221)	$(396,816)	07/01/2018	$861
Tractor Supply Co.	(5,630)	(520,888)	07/01/2018	4,256
Trinity Biotech PLC	(6,030)	(104,018)	07/01/2018	7,799
Triumph Group, Inc.	(3,787)	(203,930)	07/01/2018	33,592
Under Armour, Inc., Class A	(995)	(98,833)	07/01/2018	(10,479)
United Natural Foods, Inc.	(1,733)	(78,903)	07/01/2018	32,371
United Parcel Service, Inc., Class B	(2,747)	(281,183)	07/01/2018	(12,339)
Valeant Pharmaceuticals International, Inc.	(1,226)	(315,732)	07/01/2018	(25,482)
Vascular Solutions, Inc.	(4,187)	(155,882)	07/01/2018	(6,448)
Ventas, Inc., REIT	(5,629)	(377,650)	07/01/2018	(15,993)
Violin Memory, Inc.	(10,598)	(25,011)	07/01/2018	(1,272)
Wausau Paper Corp.	(16,781)	(148,344)	07/01/2018	5,703
WD-40 Co.	(4,656)	(417,317)	07/01/2018	(12,066)
West Pharmaceutical Services, Inc.	(5,004)	(299,589)	07/01/2018	4,585
Westamerica Bancorporation	(19,682)	(964,024)	07/01/2018	56,122
Wright Medical Group, Inc.	(4,261)	(110,104)	07/01/2018	4,158
Xylem, Inc.	(5,262)	(181,697)	07/01/2018	2,406
Zillow, Inc., Class A	(576)	(46,944)	07/01/2018	1,502
Zoetis, Inc.	(3,030)	(148,409)	07/01/2018	(3,787)
Total Short Positions		(54,549,391)		760,275

Total Positions		$(54,001,491)		$735,480

Common Abbreviations:
ADR - American Depository Receipt.
ETF - Exchange Traded Fund.
LIBOR - London Interbank Offered Rate.
LLC - Limited Liability Company.
LP - Limited Partnership.
Ltd. - Limited.
NV – Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.
S&P - Standard and Poor's.
SA – Generally designated corporations in various countries, mostly those employing civil law.
SPDR - Standard and Poor's Depository Receipt.

See Notes to Quarterly Schedule of Investments.

WHITEBOX TACTICAL ADVANTAGE
SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (3.50%)
Consumer, Non-cyclical (0.03%)
Pharmaceuticals (0.03%)
Herbalife Ltd.(a)(b)	135	$6,816

Total Consumer, Non-cyclical		6,816

Financials (3.47%)
Real Estate Investment Trusts (3.47%)
American Capital Agency Corp.(b)	25,996	500,683
American Capital Mortgage Investment Corp.(b)	7,196	116,144
New Senior Investment Group, Inc.(b)	11,146	144,229
		761,056

Total Financials		761,056

TOTAL COMMON STOCKS
(Cost $888,909)		767,872

	Principal Amount	Value
BANK LOANS (31.32%)(c)
Communciations (3.19%)
Media (3.19%)
Houghton Mifflin Publishing, 4.00% 05/28/2021	$700,000	699,562

Total Communciations		699,562

Consumer Discretionary (1.82%)
Transportation (1.82%)
American Airlines, Inc., L+3.25% 10/10/2021	400,000	400,550

Total Consumer Discretionary		400,550

Consumer, Cyclical (14.20%)
Retail (14.20%)
J.C. Penny Co., Inc., 6.00% 05/22/2018	792,180	792,948
Kate Spade & Co., 4.00% 04/09/2021	793,492	792,005
Rite Aid Corp., 4.88% 06/21/2021	800,000	802,872
Staples, Inc., L+2.75% 04/23/2021(d)	729,000	729,988
		3,117,813

Total Consumer, Cyclical		3,117,813

Consumer, Non Cyclical (3.26%)
Pharaceuticals (3.26%)
Horizon Pharmaceutical Holdings, 4.50% 05/07/2021	364,000	366,048
Valeant Pharmaceuticals, 4.00% 04/01/2022	349,125	350,844
		716,892

Total Consumer, Non Cyclical		716,892

	Principal Amount	Value
Industrials (7.01%)
Machinery-Diversified (3.47%)
Zebra Technologies Corp., 4.75% 10/27/2021	$752,727	$762,501

Transportation (3.54%)
YRC Worldwide, Inc., 8.25% 02/13/2019	792,219	775,880

Total Industrials		1,538,381

Technology (1.84%)
Software (1.84%)
SS&C European Holdings, 4.00% 07/08/2022	73,543	74,201
SS&C Technologies, Inc., 4.00% 07/08/2022	326,457	329,381
		403,582

Total Technology		403,582

TOTAL BANK LOANS
(Cost $6,863,170)		6,876,780

CONVERTIBLE CORPORATE BONDS (0.98%)
Consumer, Non-cyclical (0.98%)
Pharmaceuticals (0.98%)
Herbalife Ltd., 2.00% 08/15/2019	250,000	214,064

Total Consumer, Non-cyclical		214,064

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $179,302)		214,064

CORPORATE BONDS (50.09%)
Basic Materials (0.91%)
Iron/Steel (0.91%)
Cliffs Natural Resources, Inc., 8.25% 03/31/2020(e)	219,000	199,837

Total Basic Materials		199,837

Communications (22.95%)
Internet (9.13%)
IAC/InterActiveCorp, 4.75% 12/15/2022(b)	475,000	462,531
Netflix, Inc., 5.75% 03/01/2024(b)	800,000	840,000
VeriSign, Inc., 4.63% 05/01/2023	722,000	702,145
		2,004,676

Media (9.95%)
CCO Safari II LLC, 4.91% 07/23/2025(e)	500,000	501,138
DISH DBS Corp., 5.88% 11/15/2024	600,000	583,500
Sirius XM Radio, Inc., 6.00% 07/15/2024(b)(e)	400,000	418,000
Sirius XM Radio, Inc., 5.38% 04/15/2025(e)	200,000	200,000
Time, Inc., 5.75% 04/15/2022(b)(e)	500,000	481,250
		2,183,888

Telecommunications (3.87%)
CenturyLink, Inc., 7.60% 09/15/2039(b)	500,000	447,500

	Principal Amount	Value
Communications (continued)
Level 3 Communications, Inc., 5.75% 12/01/2022	$400,000	$403,000
		850,500

Total Communications		5,039,064

Consumer, Cyclical (4.30%)
Auto Parts & Equipment (4.30%)
Dana Holding Corp., 5.50% 12/15/2024(b)	400,000	396,000
Lear Corp., 5.25% 01/15/2025	300,000	299,250
Lear Corp., 4.75% 01/15/2023(b)	250,000	249,375
		944,625

Total Consumer, Cyclical		944,625

Consumer, Non-cyclical (7.58%)
Commercial Services (1.12%)
Sotheby's, 5.25% 10/01/2022(e)	250,000	245,625

Healthcare-Products (2.76%)
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50% 04/15/2025(e)	600,000	606,000

Healthcare-Services (1.83%)
Fresenius Medical Care, 4.75% 10/15/2024(e)	400,000	402,000

Pharmaceuticals (1.87%)
Valeant Pharmaceuticals International, Inc., 5.50% 03/01/2023(e)	400,000	410,000

Total Consumer, Non-cyclical		1,663,625

Energy (1.83%)
Oil & Gas (1.83%)
Tesoro Corp., 5.13% 04/01/2024(b)	400,000	400,281

Total Energy		400,281

Industrials (5.53%)
Building Materials (3.30%)
Vulcan Materials Co., 4.50% 04/01/2025	725,000	725,000

Electronics (2.23%)
Flextronics International Ltd., 4.75% 06/15/2025(e)	500,000	489,375

Total Industrials		1,214,375

	Principal Amount	Value
Technology (6.99%)
Computers (3.17%)
Seagate HDD Cayman, 4.75% 01/01/2025	$700,000	$695,197

Semiconductors (3.82%)
Micron Technology, Inc., 5.63% 01/15/2026(e)	874,000	839,040

Total Technology		1,534,237

TOTAL CORPORATE BONDS
(Cost $11,064,139)		10,996,044

MORTGAGE BACKED SECURITIES (14.36%)
Asset Backed Securities (8.41%)
Home Equity ABS (3.02%)
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-HE7, 0.35% 09/25/2036(f)	366,624	218,921
Series 2007-NC2, 0.34% 02/25/2037(f)	122,140	74,694
Series 2007-NC2, 0.30% 02/25/2037(f)	148,076	90,037
Series 2006-HE7, 0.29% 09/25/2036(f)	123,858	73,186
NovaStar Mortgage Funding Trust
Series 2006-4, 0.34% 09/25/2036(f)	394,059	206,503
		663,341

Other ABS (5.39%)
Argent Securities Trust
Series 2006-M2, 0.34% 09/25/2036(f)	198,039	80,809
Series 2006-W4, 0.30% 05/25/2036(f)	534,287	196,961
First Franklin Mortgage Loan Trust
Series 2006-FF16, 0.33% 12/25/2036(f)	248,040	156,978
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-3, 0.37% 06/25/2037(f)	96,441	67,296
Ownit Mortgage Loan Trust
Series 2006-6, 0.35% 09/25/2037(f)	685,721	417,049
Specialty Underwriting & Residential Finance Trust
Series 2007-BC2, 0.46% 04/25/2037(f)	332,678	192,397
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC2, 0.34% 09/25/2036(f)	85,291	72,431
		1,183,921

Total Asset Backed Securities		1,847,262

Mortgage Securities (5.95%)
WL Collateral CMO (5.95%)
Adjustable Rate Mortgage Trust
Series 2005-1, 3.02% 05/25/2035(f)	117,745	111,173
American Home Mortgage Assets Trust
Series 2006-2, 1.13% 09/25/2046(f)	343,108	246,677
Series 2007-1, 0.86% 02/25/2047(f)	47,269	29,303
American Home Mortgage Investment Trust
Series 2006-2, 6.20% 06/25/2036(f),(g)	476,567	238,830
CHL Mortgage Pass-Through Trust
Series 2006-3, 0.44% 02/25/2036(f)	125,933	106,758
DSLA Mortgage Loan Trust
Series 2004-AR2, 1.01% 11/19/2044(f)	178,019	154,622
GMACM Mortgage Loan Trust
Series 2005-AR6, 2.73% 11/19/2035(f)	248,913	222,809
HarborView Mortgage Loan Trust

	Principal Amount	Value
Mortgage Securities (continued)
Series 2004-11, 0.83% 01/19/2035(f)	$119,253	$104,714
Series 2006-BU1, 0.38% 02/19/2046(f)	104,890	91,146
		1,306,032

Total Mortgage Securities		1,306,032

TOTAL MORTGAGE BACKED SECURITIES
(Cost $3,156,354)		3,153,294

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (2.33%)
Money Market Fund (2.33%)
Wells Fargo Advantage 100% Treasury Money Market Fund, Administrator Class	0.00001%	512,837	512,837

TOTAL SHORT TERM INVESTMENTS
(Cost $512,837)			512,837

TOTAL INVESTMENTS (102.58%)
(Cost $22,664,711)			22,520,891

Liabilities in Excess of Other Assets (-2.58%)			(566,520)
NET ASSETS (100.00%)			$21,954,371

(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, written options and total return swap contracts aggregating a total market value of $3,472,796.
(c)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown. Interest rate disclosed is that which is in effect as of July 31, 2015.
(d)	All or a portion of this position has not settled as of July 31, 2015. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2015, the market value of securities restricted under Rule 144A was $4,792,265, representing 21.83% of the Fund's net assets. These securities have been determined to be liquid pursuant to procedures adopted by the Board.
(f)	Floating or variable rate security. Interest rate disclosed is that which is in effect at July 31, 2015.
(g)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2015.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
EXCHANGE TRADED FUNDS (-12.53%)
Debt Funds (-12.53%)
iShares® 20+ Year Treasury Bond ETF	(22,450)	$(2,750,799)

TOTAL EXCHANGE TRADED FUNDS
(Proceeds $2,715,015)		(2,750,799)

TOTAL SECURITIES SOLD SHORT
(Proceeds $2,715,015)		$(2,750,799)

TOTAL RETURN SWAP CONTRACTS
Swap Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Appreciation
Bank of America Merrill Lynch	Herbalife Ltd.	$2,030	0.0000%	8/04/2019	$6,273
					$6,273

Common Abbreviations:
ABS - Asset-Backed Security.
CMO - Collateralized Mortgage Obligation.
ETF - Exchange Traded Fund.
Ltd. - Limited.
SA – Generally designated corporations in various countries, mostly those employing civil law.

See Notes to Quarterly Schedule of Investments.

WHITEBOX MUTUAL FUNDS
NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS
July 31, 2015 (Unaudited)

1. ORGANIZATION

Whitebox Mutual Funds (the “Trust”) was organized as a Delaware statutory trust on June 2, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Trust currently offers shares of beneficial interest of Whitebox Tactical Opportunities Fund, Whitebox Market Neutral Equity Fund (formerly known as Whitebox Long Short Equity Fund prior to January 31, 2014) and Whitebox Tactical Advantage Fund (formerly known as Whitebox Tactical Income Fund prior to August 22, 2014) (each, a “Fund” and together, the “Funds”). Whitebox Tactical Opportunities Fund commenced operations on December 1, 2011, Whitebox Market Neutral Equity Fund commenced operations on November 1, 2012 and Whitebox Tactical Advantage Fund commenced operations on May 1, 2014. The investment objective of Whitebox Tactical Opportunities Fund is to provide investors with a combination of capital appreciation and income that is consistent with prudent investment management. The investment objective of Whitebox Market Neutral Equity Fund is to provide investors with a positive return regardless of the direction of the U.S. equity markets generally. The investment objective of Whitebox Tactical Advantage Fund is to produce a high level of total return, comprised of current income and capital appreciation, while maintaining low portfolio volatility. The Funds are classified as non-diversified as defined in the 1940 Act.

Prior to January 31, 2014, Whitebox Tactical Opportunities Fund and Whitebox Market Neutral Equity Fund were authorized to issue shares in three share classes: Investor Shares (offered generally and subject to a front-end sales charge for investments of up to $1 million and a contingent deferred sales charge for investments of $1 million or more), Advisor Shares (offered without a front-end or contingent deferred sales charge only to clients of registered investment advisors and participants in certain employee benefit plans) and Institutional Shares (offered without a front-end or contingent deferred sales charge to institutions and individuals investing at least $5 million). Effective, January 31, 2014, Advisor Shares are no longer offered, and as of that date, the outstanding Advisor Shares were converted into Investor Shares. As a result, each outstanding Advisor Share received Investor Shares of the same Fund with an aggregate net asset value equal to the aggregate net asset value of the Advisor Shares so reclassified. Additionally, the Investor Shares no longer have a front-end sales charge for investments of up to $1 million nor a contingent deferred sales charge for investments of $1 million or more. The Whitebox Tactical Advantage Fund is authorized to issue shares in two share classes: Investor Shares (offered generally and without front-end or contingent deferred sales charge) and Institutional Shares (offered without a front-end or contingent deferred sales charge to institutions and individuals investing at least $5 million). All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

The information contained herein was prepared in accordance with GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts as of the reporting period. Management believes these estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the composite market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (the “NYSE”) or using methods determined by Whitebox Advisors LLC (the “Adviser”) pursuant to procedures established under the general supervision and responsibility of the Board of Trustees (the “Board”). The Fund may, at its discretion, use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Fund’s securities traded on those foreign exchanges. These foreign equity securities are generally categorized as Level 2 in the hierarchy when they are fair valued, but are otherwise categorized as Level 1. Bank loans and debt securities having maturities greater than 60 days are valued at the evaluated mean. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Adviser. The Board may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which the Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Adviser and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period.

(c)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid. As of July 31, 2015, the Whitebox Tactical Opportunities Fund and Whitebox Tactical Advantage Fund held restricted securities with total market values of $52,771,263 and $4,792,265, respectively, which represented 9.67% and 21.83% of each Fund’s net assets, respectively. As of July 31, 2015, the Whitebox Market Neutral Equity Fund did not hold any restricted securities.

(d)	The Funds may invest in Exchange Traded Funds (“ETFs”), which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

(e)	The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Funds may receive a penalty fee upon the prepayment of a floating rate loan by a borrower.

(f)	The Funds currently seek to achieve their investment objectives by investing a portion of their assets in Wells Fargo Advantage 100% Treasury Money Market Fund, Administrator Class (the “Money Market Fund”). The Funds may redeem their investments from the Money Market Fund at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The latest financial statements for the Money Market Fund can be found at www.wellsfargoadvantagefunds.com. The performance of the Funds may be directly affected by the performance of the Money Market Fund. As of July 31, 2015, the percentage of net assets invested in the Money Market Fund was 25.83%, 12.42% and 2.33% for Whitebox Tactical Opportunities Fund, Whitebox Market Neutral Fund, and Whitebox Tactical Advantage Fund, respectively.

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 -	Quoted prices from markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability.
Level 3 -	Significant unobservable prices or inputs (including the Board’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2015:

Whitebox Tactical Opportunities
Assets	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities, at Value
Common Stocks(a)
Consumer, Cyclical
Airlines	$15,337,225	$977,760	$–	$16,314,985
Other	33,895,015	–	–	33,895,015
Other	200,286,394	–	–	200,286,394
Closed End Funds	4,707,697	–	–	4,707,697
Exchange Traded Funds	28,009,497	–	–	28,009,497
Bank Loans	–	16,218,070	–	16,218,070
Convertible Corporate Bonds	–	14,867,996	–	14,867,996
Corporate Bonds	–	139,786,191	–	139,786,191
Purchased Options	1,834,338	–	–	1,834,338
Rights	1,394,638	–	–	1,394,638
Short Term Investments	140,938,876	–	–	140,938,876
Total	$426,403,680	$171,850,017	$–	$598,253,697

Liabilities
Securities Sold Short
Common Stocks(a)	$(15,941,670)	$–	$–	$(15,941,670)
Exchange Traded Funds	(6,104,500)	–	–	(6,104,500)
Government Bonds	–	(27,500,470)	–	(27,500,470)
Warrants	(1,218)	–	–	(1,218)
Other Financial Instruments
Written Options	(1,805,746)	–	–	(1,805,746)
Total Return Swap Contracts	–	(4,035,254)	–	(4,035,254)
Total	$(23,853,134)	$(31,535,724)	$–	$(55,388,858)

Whitebox Market Neutral Equity
Assets	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities, at Value
Common Stocks(a)
Consumer, Cyclical
Airlines	$1,020,506	$87,639	$–	$1,108,145
Other	15,218,970	–	–	15,218,970
Other	42,884,221	–	–	42,884,221
Exchange Traded Funds	102,451	–	–	102,451
Warrants	–	82	–	82
Short Term Investments	7,534,471	–	–	7,534,471
Other Financial Instruments
Total Return Swap Contracts	–	735,480	–	735,480
Total	$66,760,619	$823,201	$–	$67,583,820

Whitebox Tactical Advantage
Assets	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities, at Value
Common Stocks(a)	$767,872	$–	$–	$767,872
Bank Loans	–	6,876,780	–	6,876,780
Convertible Corporate Bonds	–	214,064	–	214,064
Corporate Bonds	–	10,996,044	–	10,996,044
Mortgage Backed Securities	–	3,153,294	–	3,153,294
Short Term Investments	512,837	–	–	512,837
Other Financial Instruments
Total Return Swap Contracts	–	6,273	–	6,273
Total	$1,280,709	$21,246,455	$–	$22,527,164

Liabilities
Securities Sold Short
Exchange Traded Funds	$(2,750,799)	$–	$–	$(2,750,799)
Total	$(2,750,799)	$–	$–	$(2,750,799)

(a)	For detailed descriptions of industries, see the accompanying Schedule of Investments.

The Funds recognize transfers between levels at the end of the reporting period. During the nine months ended July 31, 2015 the Funds did not have any transfers. For the period ended July 31, 2015, the Funds did not have unobservable inputs (Level 3) used in determining fair value.

4. DERIVATIVE INSTRUMENTS

The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, and total return swaps to (a) hedge against anticipated declines in ,the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) manage exposure to changing interest rates (duration management), (c) enhance total return or (d) invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty.

Market Risk Factors: In pursuit of its investment objectives, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase market value exposure relative to net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that a Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Purchased and Written Options: Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. The Funds could experience losses if the prices of options positions move in a direction different than anticipated, or if the Funds were unable to close out positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to the Funds if the other party to the contract defaults.

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

Swap Agreements: The Funds may enter into swap agreements for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Funds than if the Funds had invested directly in the asset that yielded the desired return. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). All outstanding swap agreements are reported in each Fund’s schedule of investments.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Total Return Swaps: Certain Funds may invest in total return swaps. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund.

Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by each Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost each Fund initially to make an equivalent direct investment, plus or minus any amount each Fund is obligated to pay or is to receive under the total return swap agreement.

Warrants and Rights: The Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and thus can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, and in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Use of Segregated and Other Special Accounts: Use of many derivatives by the Funds will require, among other things, that each Fund designates liquid assets to cover its obligations under the derivative to the extent a Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or otherwise. In general, either the full amount of any obligation by the Funds to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation (determined each business day) must be designated.

5. FEDERAL INCOME TAX INFORMATION

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at July 31, 2015, are displayed in the table below. The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to the tax deferral of losses on wash sales, investment in partnerships and the tax inclusion of constructive sale gains and short dividends.

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET TAX UNREALIZED APPRECIATION/ (DEPRECIATION) ON INVESTMENTS
Whitebox Tactical Opportunities	$673,526,234	$0	$(75,272,537)	$(75,272,537)
Whitebox Market Neutral Equity	$70,948,311	$893,640	$(4,993,611)	$(4,099,971)
Whitebox Tactical Advantage	$22,704,729	$158,856	$(342,694)	$(183,838)

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WHITEBOX MUTUAL FUNDS

By:	/s/ Bruce W. Nordin
Bruce W. Nordin
President

Date:	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce W. Nordin
Bruce W. Nordin
President

Date:	September 29, 2015

By:	/s/ Michael McCormick
Michael McCormick
Treasurer

Date:	September 29, 2015